UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	March 31, 2012
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		7,241,617

Form 13F Information Table Value Total:		$329,194,567



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management
Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority
(Shares)


Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As Defined
Other
Instr. V









in Instr.V





Apache Corp.
COM
037411105
2,153,534
21,441
21,441
N/A
N/A

N/A
21,441
N/A
Baker Hughes Inc.
COM
057224107
3,134,931
74,748
74,748
N/A
N/A

N/A
74,748
N/A
ChevronTexaco Corp.
COM
166764100
7,533,325
70,267
70,267
N/A
N/A

N/A
70,267
N/A
ConocoPhillips
COM
20825C104
6,025,085
79,267
79,267
N/A
N/A

N/A
79,267
N/A
Diamond Offshre Drilling Inc
COM
25271C102
1,064,663
15,950
15,950
N/A
N/A

N/A
15,950
N/A
Exxon Mobil Corp.
COM
30231G102
9,247,239
106,621
106,621
N/A
N/A

N/A
106,621
N/A
Occidental Petroluem Corp.
COM
674599105
2,187,909
22,975
22,975
N/A
N/A

N/A
22,975
N/A
Schlumberger Ltd.
COM
806857108
2,784,822
39,823
39,823
N/A
N/A

N/A
39,823
N/A
Valero Energy
COM
91913Y100
1,499,634
58,193
58,193
N/A
N/A

N/A
58,193
N/A
Alcoa Inc.
COM
013817101
1,259,043
125,653
125,653
N/A
N/A

N/A
125,653
N/A
Du Pont (EI) De Nemours
COM
263534109
4,268,395
80,688
80,688
N/A
N/A

N/A
80,688
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
2,633,357
69,226
69,226
N/A
N/A

N/A
69,226
N/A
Praxair Inc.
COM
74005P104
1,905,890
16,625
16,625
N/A
N/A

N/A
16,625
N/A
Boeing Company
COM
097023105
2,454,210
33,000
33,000
N/A
N/A

N/A
33,000
N/A
Caterpillar Inc.
COM
149123101
2,327,995
21,855
21,855
N/A
N/A

N/A
21,855
N/A
Deere & Co.
COM
244199105
2,019,588
24,964
24,964
N/A
N/A

N/A
24,964
N/A
General Dynamics
COM
369550108
2,023,454
27,575
27,575
N/A
N/A

N/A
27,575
N/A
General Electric
COM
369604103
6,081,210
303,000
303,000
N/A
N/A

N/A
303,000
N/A
Honeywell International
COM
438516106
4,746,638
77,750
77,750
N/A
N/A

N/A
77,750
N/A
Lockheed Martin Inc.
COM
539830109
4,146,590
46,145
46,145
N/A
N/A

N/A
46,145
N/A
United Technologies Corp.
COM
913017109
5,009,908
60,404
60,404
N/A
N/A

N/A
60,404
N/A
Costamare Inc
SHS
Y1771G102
1,293,416
93,930
93,930
N/A
N/A

N/A
93,930
N/A
United Parcel Service Class B
CL B
911312106
5,113,612
63,350
63,350
N/A
N/A

N/A
63,350
N/A
Borg Warner Inc
COM
099724106
1,288,294
15,275
15,275
N/A
N/A

N/A
15,275
N/A
Ford Motor Co.
COM PAR
345370860
2,229,864
178,675
178,675
N/A
N/A

N/A
178,675
N/A
D R Horton Inc
COM
23331A109
1,900,755
125,297
125,297
N/A
N/A

N/A
125,297
N/A
McDonald's Corp.
COM
580135101
6,059,343
61,767
61,767
N/A
N/A

N/A
61,767
N/A
Starbucks Corp.
COM
855244109
2,649,465
47,405
47,405
N/A
N/A

N/A
47,405
N/A
Viacom Inc. Class B
CL B
92553P201
215,943
4,550
4,550
N/A
N/A

N/A
4,550
N/A
Walt Disney Co.
COM
254687106
3,543,159
80,931
80,931
N/A
N/A

N/A
80,931
N/A
Home Depot
COM
437076102
6,090,629
121,062
121,062
N/A
N/A

N/A
121,062
N/A
Limited Brands Inc.
COM
532716107
1,504,800
31,350
31,350
N/A
N/A

N/A
31,350
N/A
Macy's Inc.
COM
55616P104
2,265,603
57,025
57,025
N/A
N/A

N/A
57,025
N/A
Target Corp.
COM
87612E106
4,365,705
74,922
74,922
N/A
N/A

N/A
74,922
N/A
Tiffany & Co.
COM
886547108
3,541,184
51,225
51,225
N/A
N/A

N/A
51,225
N/A
Costco Wholesale Inc.
COM
22160K105
2,451,600
27,000
27,000
N/A
N/A

N/A
27,000
N/A
CVS Corp.
COM
126650100
2,122,400
47,375
47,375
N/A
N/A

N/A
47,375
N/A
Altria Group Inc.
COM
02209S103
5,462,323
176,946
176,946
N/A
N/A

N/A
176,946
N/A
Coca Cola Co.
COM
191216100
5,024,243
67,886
67,886
N/A
N/A

N/A
67,886
N/A
Heinz (H.J.) Co.
COM
423074103
4,337,282
80,995
80,995
N/A
N/A

N/A
80,995
N/A
PepsiCo Inc.
COM
713448108
5,889,226
88,760
88,760
N/A
N/A

N/A
88,760
N/A
Sara Lee Corp.
COM
803111103
1,248,202
57,975
57,975
N/A
N/A

N/A
57,975
N/A
Colgate Palmolive Co.
COM
194162103
2,260,771
23,121
23,121
N/A
N/A

N/A
23,121
N/A
Procter & Gamble
COM
742718109
6,899,779
102,660
102,660
N/A
N/A

N/A
102,660
N/A
Cerner Corp
COM
156782104
504,560
6,625
6,625
N/A
N/A

N/A
6,625
N/A
Medco Health Solutions Inc.
COM
58405U102
1,840,103
26,175
26,175
N/A
N/A

N/A
26,175
N/A
Medtronic Inc.
COM
585055106
4,182,161
106,715
106,715
N/A
N/A

N/A
106,715
N/A
United Health Group Inc.
COM
91324P102
2,888,060
49,000
49,000
N/A
N/A

N/A
49,000
N/A
Alexion Pharmaceuticals Inc
COM
015351109
1,010,317
10,880
10,880
N/A
N/A

N/A
10,880
N/A
Allergan Inc.
COM
018490102
1,708,865
17,907
17,907
N/A
N/A

N/A
17,907
N/A
Amgen Inc.
COM
031162100
2,673,532
39,334
39,334
N/A
N/A

N/A
39,334
N/A
Bristol-Myers Squibb
COM
110122108
5,561,595
164,788
164,788
N/A
N/A

N/A
164,788
N/A
Eli Lilly & Co.
COM
532457108
4,712,433
117,050
117,050
N/A
N/A

N/A
117,050
N/A
Johnson & Johnson
COM
478160104
7,077,838
107,305
107,305
N/A
N/A

N/A
107,305
N/A
Merck & Co. Inc.
COM
58933Y105
3,598,080
93,700
93,700
N/A
N/A

N/A
93,700
N/A
Pfizer Inc.
COM
717081103
2,994,330
132,200
132,200
N/A
N/A

N/A
132,200
N/A
US Bancorp Inc.
COM NEW
902973304
1,916,165
60,485
60,485
N/A
N/A

N/A
60,485
N/A
Wells Fargo & Company
COM
949746101
5,279,000
154,628
154,628
N/A
N/A

N/A
154,628
N/A
American Express Co.
COM
025816109
3,456,846
59,745
59,745
N/A
N/A

N/A
59,745
N/A
Bank of America Corp.
COM
060505104
3,272,462
341,950
341,950
N/A
N/A

N/A
341,950
N/A
Blackrock Inc
COM
09247X101
4,815,150
23,500
23,500
N/A
N/A

N/A
23,500
N/A
Citigroup Inc.
COM NEW
172967424
3,906,683
106,886
106,886
N/A
N/A

N/A
106,886
N/A
JP Morgan Chase & Company
COM
46625H100
8,256,996
179,578
179,578
N/A
N/A

N/A
179,578
N/A
Morgan Stanley
COM NEW
617446448
2,025,846
103,149
103,149
N/A
N/A

N/A
103,149
N/A
Schwab (Charles) Corp.
COM
808513105
1,821,757
126,775
126,775
N/A
N/A

N/A
126,775
N/A
MetLife Inc.
COM
59156R108
4,815,349
128,925
128,925
N/A
N/A

N/A
128,925
N/A
Prudential Financial Inc.
COM
744320102
2,213,642
34,921
34,921
N/A
N/A

N/A
34,921
N/A
The Travelers Companies Inc.
COM
89417E109
1,903,280
32,150
32,150
N/A
N/A

N/A
32,150
N/A
Unum Group
COM
91529Y106
1,535,484
62,724
62,724
N/A
N/A

N/A
62,724
N/A
Simon Property Group
COM
828806109
1,576,986
10,825
10,825
N/A
N/A

N/A
10,825
N/A
Automatic Data Processing
COM
053015103
3,196,881
57,925
57,925
N/A
N/A

N/A
57,925
N/A
Citrix Systems
COM
177376100
1,391,972
17,640
17,640
N/A
N/A

N/A
17,640
N/A
Google Inc.
CL A
38259P508
4,075,080
6,355
6,355
N/A
N/A

N/A
6,355
N/A
International Business
Machines
COM
459200101
9,049,568
43,372
43,372
N/A
N/A

N/A
43,372
N/A
Microsoft Corp.
COM
594918104
9,898,916
306,848
306,848
N/A
N/A

N/A
306,848
N/A
Oracle Corp.
COM
68389X105
4,201,519
144,085
144,085
N/A
N/A

N/A
144,085
N/A
Apple Computer Inc.
COM
037833100
13,667,342
22,796
22,796
N/A
N/A

N/A
22,796
N/A
Cisco Systems
COM
17275R102
3,807,592
180,028
180,028
N/A
N/A

N/A
180,028
N/A
EMC Corp.
COM
268648102
2,690,395
90,040
90,040
N/A
N/A

N/A
90,040
N/A
Juniper Networks Inc
COM
48203R104
1,135,878
49,645
49,645
N/A
N/A

N/A
49,645
N/A
Qualcomm Inc.
COM
747525103
8,065,110
118,500
118,500
N/A
N/A

N/A
118,500
N/A
Intel Corp.
COM
458140100
8,109,876
288,505
288,505
N/A
N/A

N/A
288,505
N/A
AT&T Inc.
COM
00206R102
6,250,841
200,155
200,155
N/A
N/A

N/A
200,155
N/A
CenturyLink Inc.
COM
156700106
1,894,816
49,025
49,025
N/A
N/A

N/A
49,025
N/A
Verizon Communications
COM
92343V104
3,524,194
92,184
92,184
N/A
N/A

N/A
92,184
N/A
Dominion Resources Inc.
COM
25746U109
1,960,728
38,288
38,288
N/A
N/A

N/A
38,288
N/A
Edison International
COM
281020107
1,664,777
39,162
39,162
N/A
N/A

N/A
39,162
N/A
NextEra Energy Inc.
COM
65339F101
4,048,077
66,275
66,275
N/A
N/A

N/A
66,275
N/A
PG&E Corp.
COM
69331C108
1,305,208
30,067
30,067
N/A
N/A

N/A
30,067
N/A
Public Service Enterprise Group
COM
744573106
1,443,262
47,150
47,150
N/A
N/A

N/A
47,150
N/A



329,194,567
7,241,617
7,241,617




7,241,617